Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	2014	2013	2012
Numerator - Basic and Diluted ($000)
Net income	8,275	7,201	5,784
Dividends paid	(5,290)	(4,951)	(4,762)
Undistributed earnings	2,985	2,250	1,022

Allocated to common shares:
Percentage allocated to common shares (a)	99.4%	99.4%	99.6%

Undistributed earnings	2,966	2,238	1,018
Dividends paid	5,263	4,930	4,747
Net income available to common shares	8,229	7,168	5,765

Denominator - Basic and Diluted
Weighted average common shares (b)	6,918,725	6,843,455	6,777,186

Net Income per Common Share - Basic and Diluted ($)	1.19	1.05	0.85

(a) Percentage allocated to weighted average common shares outstanding:

Common shares outstanding	6,918,725	6,843,455	6,777,186
Unvested participating shares outstanding (c)	44,750	38,417	28,082
Total	6,963,475	6,881,872	6,805,268
Percentage allocated to common shares	99.4%	99.4%	99.6%

(b) Under our Incentive Compensation Plan, recipients of performance share awards receive unvested non-participating shares, as further discussed in Note 17 of the Notes to Consolidated Financial Statements.  Unvested non-participating shares become dilutive in the interim quarter-end in which the performance objective is met.  If the performance objective continues to be met through the end of the performance period, these shares become unvested participating shares as of the fiscal year-end, as further discussed in (c).  The weighted average number of unvested non-participating shares outstanding during a period is included in the diluted earnings per common share calculation using the treasury stock method, unless the effect of including such shares would be antidilutive. There were no unvested non-participating shares outstanding as of June 30, 2014, 2013 and 2012.

(c) Certain awards under our shareholder approved incentive compensation plan, as further discussed in Note 17 of the Notes to Consolidated Financial Statements, provide the recipients of the awards all the rights of a shareholder of Delta including the right to dividends declared on common shares.  Any unvested shares which are participating in dividends are considered participating securities and are included in our computation of basic and diluted earnings per share using the two-class method unless the effect of including such shares would be antidilutive.  There were no antidilutive shares in 2014, 2013 and 2012. There were 74,000, 68,000 and 48,000 unvested participating shares outstanding as of June 30, 2014, 2013 and 2012, respectively.